TAX SITUATION (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of tax situation [Abstract]
Peruvian statutory income tax rate	29.50%	29.50%	28.00%
Increase (decrease) in the statutory tax rate due to:
(i) Increase (decrease) arising from net income (loss) of subsidiaries not domiciled in Peru	0.09%	(1.82%)	(0.04%)
(ii) Non-taxable income, net	(2.39%)	(2.69%)	(1.23%)
(iii)Effect of change in Peruvian tax rates	8211.00%	8211.00%	(0.53%)
Effective income tax rate	27.20%	24.99%	26.20%